Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disclosure of offsetting of financial assets [line items]
Debentures costs		R$ 19,187	R$ 19,041
Debentures average rate		0.25%	0.32%
Gain on tariff	R$ 44,402		R$ 4,014